Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Revenues
Total revenues	$ 134,138	$ 612,863
Related Party [Member]
Revenues
Total revenues	134,138	612,863
Cost of revenues from continuing operations
Total cost of revenues from continuing operations	50,908	147,298
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations	50,908	147,298
Continuing Operations [Member] | Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations	147,298	147,298
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations	147,298	147,298
Continuing Operations [Member] | Related Party [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations	147,198	147,298
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations	147,198	147,298
Discontinued Operations [Member] | Related Party [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations	752,831
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations	752,831
Discontinued Operations [Member] | Shenzhen Zhongtou Industrial Economic Consulting Co., Ltd. [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations	104,880
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations	104,880
Discontinued Operations [Member] | Shenzhen Zhongtou Industry Research Institute Co., Ltd. [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations	207,575
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations	207,575
Discontinued Operations [Member] | Shenzhen Zhongtou Business Consulting Co., Ltd. [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations	440,376
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations	$ 440,376